INVENTORY (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Inventory [Line Items]
Inventory write-off	$ 260,040	$ 117,403	$ 114,066
Cost of Goods Sold [Member]
Disclosure Of Inventory [Line Items]
Direct material costs recognized as expense	$ 4,695,464	$ 3,091,973